UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Artha Capital Management, Inc.
Address: 300 First Stamford Place
         Suite 440
         Stamford, Connecticut  06902

13F File Number:  28-11485

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Yacos
Title:     Chief Financial Officer
Phone:     203.653.5300

Signature, Place, and Date of Signing:

     /S/ Mark Yacos     Stamford, Connecticut     February 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     15

Form13F Information Table Value Total:     $276,187 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANCO SANTANDER BRASIL S A     ADS REP 1 UNIT   05967A107    26092  1918527 SH       SOLE                  1918527
BARRICK GOLD CORP              COM              067901108    16444   309212 SH       SOLE                   309212
BRF-BRASIL FOODS S A           SPONSORED ADR    10552T107     3226   191097 SH       SOLE                   191097
CEMEX SAB DE CV                SPON ADR NEW     151290889     8537   797100 SH       SOLE                   797100
COPA HOLDINGS SA               CL A             P31076105    15938   270863 SH       SOLE                   270863
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109    54716  2495013 SH       SOLE                  2495013
GERDAU S A                     SPONSORED ADR    373737105    16489  1178627 SH       SOLE                  1178627
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206    10697   412521 SH       SOLE                   412521
NEWMONT MINING CORP            COM              651639106    22713   369742 SH       SOLE                   369742
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408    20489   541477 SH       SOLE                   541477
SPDR GOLD TRUST                GOLD SHS         78463V107    17633   127109 SH       SOLE                   127109
SPDR S&P 500 ETF TR            TR UNIT          78462F103     1104    10150 SH  PUT  SOLE                    10150
TAM SA                         SP ADR REP PFD   87484D103    18682   767861 SH       SOLE                   767861
TIM PARTICIPACOES S A          SPONS ADR PFD    88706P106     4595   134587 SH       SOLE                   134587
VALE S A                       ADR              91912E105    38832  1123299 SH       SOLE                  1123299